Proposed business combination	12 Months Ended
Dec. 31, 2023
Proposed Business Combination [Abstract]
Proposed business combination [Text Block]

2. Proposed business combination

On December 21, 2023, the Company announced it had entered into a binding share purchase agreement (the "SPA") with subsidiaries of Gold Fields Limited ("Gold Fields") to acquire Gold Fields' 45% interest in the AGM (the "Acquisition"). The objective of the Acquisition is to consolidate ownership of the AGM and establish Galiano as growing gold producer with robust financial strength, owning and operating one of the largest gold mines in West Africa. Upon closing of the Acquisition, the Company will own a 90% interest in the AGM with the Government of Ghana continuing to hold a 10% free-carried interest (non-controlling interest).

Under the terms of the SPA, total consideration payable to Gold Fields will comprise the following:

•	$65.0 million cash payment on closing of the Acquisition;

•	the issuance of 28.5 million common shares of the Company on closing of the Acquisition;

•	$55.0 million of deferred consideration comprised of a:

○	$25.0 million cash payment on or before December 31, 2025; and

○	$30.0 million cash payment on or before December 31, 2026; and

•	$30.0 million cash payment payable and contingent upon production of 100,000 gold ounces from the Nkran deposit.

Gold Fields will also receive a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production.

The Acquisition is not subject to shareholder votes, but is subject to various closing conditions, including receipt of all required regulatory approvals in North America and Ghana, which includes the approvals of the TSX and NYSE American stock exchanges. The Acquisition is expected to close in the first quarter of 2024.

Acquisition related costs incurred in 2023 amounted to $0.4 million, have been expensed, and are presented as transaction costs in the Statement of Operations and Comprehensive Income.